Taxation - Schedule of Income/(Loss) before Income Taxes (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Income/(Loss) before Income Taxes [Abstract]
Loss before income tax	¥ (34,117)	$ (5,027)	¥ (39,353)
Income tax benefit computed at PRC statutory tax rate	(8,529)		(9,838)
Tax effects of:
-Tax rate differential not subject to PRC income tax	5,108		14,521
-Permanent difference	(1,452)		(14,357)
-Changes in valuation allowance	5,240		9,755
-Late payment surcharge on uncertain tax position			(252)
Total income tax (benefit)/expense	¥ 367	$ 54	¥ (171)